IFRS 7 - Disclosure - Credit Risk - Summary of Exposure to Credit Risk (Parenthetical) (Detail) - CAD ($) $ in Billions	Jan. 31, 2021	Oct. 31, 2020
Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	$ 69.4	$ 69.7
Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	6.1	6.2
Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	4.8	3.5
Standardized approach risk [member] | Business and government portfolios [member] | Corporates [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	44.3	45.7
Standardized approach risk [member] | Business and government portfolios [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	23.8	22.7
Standardized approach risk [member] | Business and government portfolios [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	$ 1.3	$ 1.3